Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Basis of presentation
(a) Basis of presentation
The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) to reflect the financial position, results of operations and cash flows of the Group. Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.

Principles of consolidation
(b) Principles of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIEs for which the Company is the ultimate primary beneficiary. All transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power: has the power to appoint or remove the majority of the members of the board of directors (the “Board”): to cast majority of votes at the meeting of the Board or to govern the financial and operating policies of the investees under a statute or agreement among the shareholders or equity holders.
A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Company’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIEs that could potentially be significant to the VIEs.

Use of estimates
(c) Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements primarily include, but are not limited to, the determination of performance obligations and allocation of transaction price to those performance obligations, the determination of the most likely amount of variable considerations, the determination of the estimated total costs to complete a contract, the determination of warranty cost, lower of cost and net realizable value of inventory, losses on purchase commitments relating to inventory, assessment for impairment of long-lived assets and intangible assets, useful lives and residual values of long-lived assets and finite-lived intangible assets, determination of the fair value of derivative liability relating to the contingent consideration in business combination, fair value of assets and liabilities acquired or assumed in business combination, fair value of assets and liabilities acquired or assumed in asset acquisition, recoverability of receivables, valuation of deferred tax assets, determination of share-based compensation expenses, determination of the fair value of debt investments accounted for under the fair value option model as well as subsequent adjustments for equity investments without readily determinable fair values and not accounted for by the equity method.
Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Functional currency and foreign currency translation
(d) Functional currency and foreign currency translation
The Company uses Renminbi (“RMB”) as its reporting currency. The functional currencies of the Company and its subsidiaries which are incorporated in the Cayman Islands, British Virgin Islands, United States, Hong Kong and other regions is United States dollars (“US$”) or their respective local currencies, while the functional currencies of the other subsidiaries and VIEs which are incorporated in the PRC are RMB. The determination of the respective functional currency is based on the criteria set out by ASC 830, Foreign Currency Matters.
Transactions denominated in currencies other than in the functional currency are translated into the functional currency using the exchange rates prevailing at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into functional currency using the applicable exchange rates at the balance sheet date.
Non-monetary
items that are measured in terms of historical cost in foreign currency are re-measured
using the exchange rates at the dates of the initial transactions. Exchange gains or losses arising from foreign currency transactions are included in the consolidated statement of comprehensive loss.
The financial statements of the Group’s entities of which the functional currency is not RMB are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB at the exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Income and expense items are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income or loss in the consolidated statement of comprehensive loss, and the accumulated currency translation adjustments are presented as a component of accumulated other comprehensive income or loss in the consolidated statement of changes in shareholders’ equity.

Business combinations and goodwill
(e) Business combinations and goodwill
The Group accounts for business combinations under ASC 805, Business Combinations. Business combinations are recorded using the acquisition method of accounting, and the transaction consideration of an acquisition is determined based upon the aggregate fair value at the date of exchange of the assets transferred, liabilities incurred, and equity instruments issued, including any consideration contingent upon future events as defined. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests.
The excess of the total transaction consideration over the aggregate fair value of the acquired identifiable net assets is recorded as goodwill. If the total transaction consideration is less than the fair values of the net assets of the subsidiaries acquired, the difference is recognized directly in the consolidated statements of comprehensive loss.
Goodwill is not amortized but is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired, by performing the quantitative test through comparing each reporting unit’s fair value to its carrying value, including goodwill. No impairment provision was made related to the Group’s goodwill for the year ended December 31, 2023 and 2024.

Fair value
(f) Fair value
Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be either recorded or disclosed at fair value, the Group considers the principal or most advantageous market in which it would transact, and it also considers assumptions that market participants would use when pricing the asset or liability.
The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:
Level I — Quoted prices in active markets for identical assets or liabilities.
Level II — Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level III — Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.
Financial assets and liabilities that are measured at amortized cost primarily consist of cash and cash equivalents, restricted cash, short-term deposits, restricted short-term deposit, short-term investments, accounts and notes receivable, installment payment receivables, long-term deposits, restricted long-term deposits, equity method investments, other assets, accounts and notes payable, short-term borrowings, finance lease liabilities, operating lease liabilities, accruals and other liabilities and long-term borrowings. As of December 31, 2023 and 2024, the carrying values of these financial instruments, except for other non-current
assets,
non-current
portion of long-term deposits, restricted long-term deposit, non-current
portion of long-term borrowings, and
non-current
portion of lease liabilities, approximated their respective fair values due to the short-term maturity of these instruments.
Financial assets and liabilities that are measured at fair value on a recurring basis consist of short-term investments, equity investments with readily determinable fair values, debt investments that are accounted for under the fair value option model and derivative liability.
All of the Group’s short-term investments, which are comprised primarily of structured deposits, bank financial products, are classified within Level II of the fair value hierarchy because they are floating income products linked to currency exchange rate, gold market price or benchmark interest rates. These instruments are not valued using quoted market prices, but can be valued based on other observable inputs, such as interest rates and currency rates.
Equity investments with readily determinable fair values (Note 13) are valued using the quoted prices in active markets at the reporting date, which are classified within Level I of the fair value hierarchy.
The Group has debt investments that are accounted for under the fair value option model (Note 1
3
) and a derivative liability relating to certain contingent consideration, which are initially measured at fair value with changes in fair value in the subsequent periods recognized through earnings. Such debt investments and derivative liability are classified within Level III of the fair value hierarchy, as there is little or no observable market data to determine the respective fair values. Under these circumstances, the Group has adopted certain valuation techniques using unobservable inputs to measure their respective fair values
.

Cash and cash equivalents
(g) Cash and cash equivalents
Cash and cash equivalents represent cash on hand, time deposits and highly liquid investments placed with banks or other financial institutions, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.
Cash and cash equivalents as reported in the consolidated statement of cash flows are presented separately on the consolidated balance sheets as follows:

	As of December 31, 2023		As of December 31, 2024
	Amount	RMB equivalent	Amount	RMB equivalent
Cash and cash equivalents:
RMB	13,597,107	13,597,107	15,838,827	15,838,827
US$	1,021,773	7,236,909	345,447	2,483,208
HK$	4,218	3,823	5,839	5,407
Others	not applicable	289,324	not applicable	258,832

Total		21,127,163		18,586,274

As of December 31, 2023 and 2024, substantially all of the Group’s cash and cash equivalents were held in reputable financial institutions located in the PRC, Hong Kong and United States.

Restricted cash
(h) Restricted cash
Restricted cash primarily represents bank deposits for letters of guarantee, bank notes and others amounted to RMB3,168,578 and RMB3,148,492 as of December 31, 2023 and 2024, respectively. In addition, restricted cash includes certain deposits, amounting to RMB6,308 and RMB4,898 as of December 31, 2023 and 2024, respectively, that are restricted due to legal disputes.

Short-term and long term deposits
(i) Short-term and long-term deposits
Short-term deposits represent time deposits placed with banks with original maturities between three months and one year. Interest earned is recorded as interest income in the consolidated statement of comprehensive loss during the periods presented. As of December 31, 2023 and 2024, substantially all of the Group’s short-term deposits amounting to RMB9,756,979 and RMB12,931,757, respectively, had been placed in reputable financial institutions in the PRC.
Long-term deposits represent time deposits placed with banks with original maturities more than one year. Interest earned is recorded as interest income in the consolidated statement of comprehensive loss during the periods presented. As of December 31, 2023 and 2024, substantially all of the Group’s long-term deposits amounting to RMB10,090,341 and RMB4,941,362, respectively, had been placed in reputable financial institutions in the PRC, out of which, RMB7,054,915 and RMB452,326 will be due within one year and are classified to “Long-term deposits, current portion”, respectively.
The Group used to report the restricted term deposit on net basis in the consolidated statement of cash flows which should instead be presented on a gross basis under ASC 230. The comparative figures for the year ended December 31, 2023 had been revised to gross present placement and maturities of restricted short-term deposits and placement of restricted long-term deposits, amounting to RMB1,010,000, RMB1,010,000 and RMB580,000, respectively. This revision had no impact on the consolidated balance sheets, consolidated statements of comprehensive loss for the year ended December 31, 2023 nor did it have an impact on total cash flows from operating, investing or financing activities.

Current expected credit losses
(j) Current expected credit losses
The Group’s cash and cash equivalents, restricted cash, time deposit in bank, accounts and notes receivable, amounts due from related parties, other current assets, installment payment receivables, and other non-current
assets are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables, deposit, installment payment receivables and others aforementioned, which include size, types of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions and supportable forecasts of future economic conditions in assessing the lifetime expected credit losses. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter end based on the Group’s specific facts and circumstances. For the years ended December 31, 2022, 2023 and 2024, the Group recorded RMB67,654, RMB70,357 and RMB5,572 in expected credit loss expense in selling, general and administrative expenses, respectively. As of December 31, 2023, the expected credit loss provision recorded in current and non-current
assets were RMB76,090 and RMB74,693, respectively. As of December 31, 2024, the expected credit loss provision recorded in current and non-current
assets were RMB63,866 and RMB55,932, respectively.
Installment payment receivables primarily consist of the aggregate receivables of the installment payments for vehicles or batteries due from customers. The Group classified its installment payment receivables into different categories from performing to non-performing
based on the credit risk of the customers and the past due days, if any, of the principal and/or interest repayments. The lifetime current expected credit losses for the installment payment receivables was determined by applying probability of default and loss given default assumptions to exposures at default, then discounted these cash flows to present value using the original effective interest rate or by an approximation thereof. As of December 31, 2023 and 2024, the majority of the installment payment receivables had been categorized as performing since the customers had a low risk of default, a strong capacity to meet contractual cash flows and had no past due repayments and the amounts of installment payment receivables of non-performing categories were immaterial.

The Group considers historical credit loss rates for each category of receivables, other current assets and other non-current
assets and also considers forward looking macroeconomic data in making its loss accrual determinations. The Group has made specific credit loss provisions on a case-by-case
basis for particular aged receivable balances.
The Group’s expected credit loss of cash and cash equivalents, restricted cash, time deposit in bank, amounts due from related parties and notes receivable within the scope of ASC Topic 326 were immaterial.
The following table summarizes the activity in the allowance for credit losses related to accounts receivable, other current assets, installment payment receivables and other non-current
assets for the years ended December 31, 2022, 2023 and 2024 :

For the Year Ended December 31, 2022
Balance as of December 31, 2021	67,096
Current period provision	67,654
Write-offs	(13,043)

Balance as of December 31, 2022	121,707

For the Year Ended December 31, 2023
Balance as of December 31, 2022	121,707
Current period provision	70,357
Write-offs	(41,281)

Balance as of December 31, 2023	150,783

For the Year Ended December 31, 2024

Balance as of December 31, 2023	150,783
Current period provision	5,572
Write-offs	(36,557)

Balance as of December 31, 2024	119,798

Short-term investments
(k) Short-term investments
For investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in fair values are reflected as “Interest income” in the consolidated statement of comprehensive loss. The Group’s short-term investments in financial instruments were RMB781,216 and RMB751,290 as of December 31, 2023 and 2024, respectively.

Inventory
(l) Inventory
Inventories are stated at the lower of cost or net realizable value. Cost is calculated on the standard cost basis and includes all costs to acquire and other costs to bring the inventories to their present condition, which approximates actual cost using the monthly weighted average method. The Group records inventory write-downs for excess or obsolete inventories based upon assumptions on current and future demand forecasts. If the inventory on hand is in excess of future demand forecast, the excess amounts are written off. The Group also reviews inventory to determine whether its carrying value exceeds the net amount realizable upon the ultimate sale of the inventory. This requires the determination of the estimated selling price of the vehicles less the estimated cost to convert inventory on hand into a finished product. Once inventory is written down, a new, lower-cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.
Inventory write-downs of RMB220,319, RMB1,054,711 and RMB943,734 were recognized in cost of sales for the years ended December 31, 2022, 2023 and 2024, respectively.

Property, plant and equipment, net
(m) Property, plant and equipment, net
Property, plant and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property, plant and equipment are depreciated primarily using the straight-line method over the estimated useful lives of the assets. Residual value rate is determined to 0% based on the economic value of the property, plant and equipment at the end of the estimated useful lives as a percentage of the original cost.

Estimated useful lives
Buildings	10 to 20 years
Machinery and equipment	2 to 10 years
Charging infrastructure	3 to 5 years
Vehicles	2 to 5 years
Computer and electronic equipment	2 to 10 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives
Others	2 to 5 years

Depreciation for molds and toolings is computed using the
units-of-production
method whereby capitalized costs are amortized over the total estimated productive units of the related assets.
The cost of maintenance and repairs is expensed as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets.
Construction in progress represents property, plant and equipment under construction and pending installation and is stated at cost less accumulated impairment losses, if any. Completed assets are transferred to their respective asset classes and depreciation begins when an asset is ready for its intended use. Interest expense on outstanding debt is capitalized during the period of significant capital asset construction. Capitalized interest expense on construction-in-progress
is included within property, plant and equipment and is amortized over the life of the related assets.
The gain or loss on the disposal of property, plant and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statement of comprehensive loss. Losses on the disposal of property, plant and equipment amounting to RMB15,682, RMB4,863 and RMB21,787 were recognized in operating expenses during the years ended December 31, 2022, 2023 and 2024, respectively.

Intangible assets, net
(n) Intangible assets, net
Intangible assets consist of manufacturing license, surveying and mapping qualification, insurance agency qualification, license plate, software, license of maintenance and overhauls, vehicle model technology (“VMT”), vehicle platform technology (“VPT”), robotics platform technology and other intangible assets. Intangible assets with finite lives, including software, license of maintenance and overhaul, VPT, VMT, robotics platform technology and other intangible assets, are carried at acquisition cost less accumulated amortization and impairment, if any. Finite-lived intangible assets are tested for impairment if impairment indicators arise. Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Estimated useful lives
Software	2 to 10 years
License of maintenance and overhauls	26 months
VPT	10 years
VMT	5 years
Robotics platform technology	10 years
Others	5 to 10 years
The Group estimates the useful life of the software to be 2 to 10 years, VMT to be 5 years, VPT and robotics platform technology to be 10 years, based on the contract terms, expected technical obsolescence and innovations and industry experience of such intangible assets. The Group estimates the useful life of the license of maintenance and overhaul to be 26 months based on the contract terms. The Group estimates the useful life of other intangible assets to be 5 to 10 years, based on the laws and regulations by registration authorities.
The estimated useful lives of intangible assets with finite lives are reassessed if circumstances occur that indicate the original estimated useful lives may have changed.

Intangible assets that have indefinite useful lives are manufacturing license, surveying and mapping qualification, insurance agency qualification and license plates, as of December 31, 2024. No useful life was determined in the contract terms when the Group acquired the manufacturing license, surveying and mapping qualification, insurance agency qualification and license plates. The Group expects that such intangible assets are unlikely to be terminated and will continue to be renewed as a matter of course based on industry experience, and will continue to contribute revenue in the future. Therefore, the Group considers the useful life of such intangible assets to be indefinite. As of December 31, 2024, the Group completed the associated research and development efforts and a determination related to commercial feasibility of the vehicle model technology under development (“VMTUD”) acquired through business combination and estimated the useful life of VMTUD. The VMTUD was transferred into VMT as finite-lived intangible assets aforementioned. Research and development expenditures that were incurred after the acquisition, including those for completing the research and development activities, were expensed as incurred during the year ended December 31, 2024.
The Group evaluates indefinite-lived intangible assets annually as of each balance sheet date to determine whether events and circumstances continue to support indefinite useful lives. The value of indefinite-lived intangible assets is not amortized, but tested for impairment annually or whenever events or changes in circumstances indicate that it is more likely than not that the asset is impaired in accordance with ASC 350. The Group first performs a qualitative assessment to assess all relevant events and circumstances that could affect the significant inputs used to determine the fair value of the indefinite-lived intangible asset. If after performing the qualitative assessment, the Group determines that it is more likely than not that the indefinite-lived intangible asset is impaired, the Company calculates the fair value of the intangible asset and performs the quantitative impairment test by comparing the fair value of the asset with its carrying amount. If the carrying amount of an indefinite-lived intangible asset exceeds its fair value, the Company recognizes an impairment loss in an amount equal to that excess. In consideration of the growing electronic vehicle industry in China, the Group’s improving sales performance, the stable macroeconomic conditions in China and the Group’s future manufacturing plans, the Company determined that it is not likely that the manufacturing license, surveying and mapping qualification certificate, insurance agency qualification certificate and license plates were impaired as of December 31, 2023 and 2024, respectively. As such, no impairment of indefinite-lived intangible assets was recognized for the years ended December 31, 2022, 2023 and 2024.

Land use rights, net
(o) Land use rights, net
Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives which are 40 to 50 years that represent the terms of land use rights certificate.

Long-term investments
(p) Long-term investments
Equity Method Investments
The Group applies the equity method to account for its equity investments, according to ASC 323 “Investments — Equity Method and Joint Ventures”, over which it has significant influence but does not own a controlling financial interest.
Under the equity method, the Group initially records its investments at fair value. The Group subsequently adjusts the carrying amount of the investments to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment.
The Group continually reviews its investments in equity method investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Group considers in its determination include current economic and market conditions, the financial condition and operating performance of the equity method investees, and other company specific information.
The Group’s long-term investments also include other equity investments, over which the Group has neither significant influence nor control, and debt investments.
Equity Investments with Readily Determinable Fair Values
Equity investments with readily determinable fair values are measured and recorded at fair value using the quoted prices in active markets at the reporting date, which are classified within Level I of the fair value hierarchy.
Equity Investments without Readily Determinable Fair Values
The Group elected to record equity investments without readily determinable fair values using the measurement alternative at cost, less impairment, adjusted for subsequent observable price changes on a nonrecurring basis, and report changes in the carrying value of the equity investments in current earnings. Changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The implementation guidance notes that an entity should make a “reasonable effort” to identify price changes that are known or that can reasonably be known.
Debt Investments
The Group elected to account for certain debt investments under the fair value option model including convertible bonds and preferred stock redeemable merely by the passage of time and at the option of the Group as a holder. The fair value option model permits the irrevocable election on an instrument-by-instrument
basis at initial recognition or upon an event that gives rise to a new basis of accounting for that instrument. The investments accounted for under the fair value option model are carried at fair value with unrealized gains and losses recorded in the consolidated statement of comprehensive loss. Interest income from debt investments is recognized in earnings using the effective interest method which is reviewed and adjusted periodically based on changes in estimated cash flows.

Impairment of long-lived assets
(q) Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will affect the future use of the assets) indicate that the carrying amount may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. Fair value is determined using anticipated cash flows discounted at a rate commensurate with the risk involved.

Warranties
(r) Warranties
The Group provides a manufacturer’s standard warranty on all vehicles sold. The Group accrues a warranty reserve for the vehicles sold by the Group, which includes the Group’s best estimate of the future costs to be incurred in order to repair or replace items under warranties and recalls when identified. These estimates were made based on actual claims incurred to date and an estimate of the nature, frequency and magnitude of future claims with reference made to the past claim history. These estimates are inherently uncertain given the Group’s relatively short history of sales, and changes to the Group’s historical or projected warranty experience may cause material changes to the warranty reserve in the future. The portion of the warranty reserve expected to be incurred within the next 12 months is included within accruals and other liabilities, while the remaining balance is included within other non-current
liabilities on the consolidated balance sheets. Warranty expense is recorded as a component of cost of sales in the consolidated statements of comprehensive loss.
The Group does not consider standard warranty as being a separate performance obligation as it is intended to provide greater quality assurance to customers and is not viewed as a distinct obligation. Accordingly, standard warranty is accounted for in accordance with ASC 460, Guarantees. The Group also provides extended lifetime warranty which is sold separately through a vehicle sales contract. The extended lifetime warranty is an incremental service offered to customers and is considered a separate performance obligation distinct from other promises and is accounted for in accordance with ASC 606.

Revenue recognition
(s) Revenue recognition
Revenue is recognized when or as the control of the goods or services is transferred upon delivery to customers. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time. Control of the goods and services is transferred over time if the Group’s performance:

•	provides all of the benefits received and consumed simultaneously by the customer;

•	creates and enhances an asset that the customer controls as the Group performs; or

•	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.
If control of the goods and services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.
Contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates overall contract price to each distinct performance obligation based on its relative standalone selling price in accordance with ASC 606. The Group generally determines standalone selling prices for each individual distinct performance obligation identified based on the prices charged to customers. If the standalone selling price is not directly observable, it is estimated using expected cost plus a margin or adjusted market assessment approach, depending on the availability of observable information, the data utilized, and considering the Group’s pricing policies and practices in making pricing decisions. Assumptions and estimations have been made in estimating the relative selling price of each distinct performance obligation, and changes in judgments on these assumptions and estimates may affect the revenue recognition. The discount provided in the contract are allocated by the Group to all performance obligations as conditions under ASC
606-10-32-37
to allocate the discount to one or more, but not all, of the performance obligations are not met.
When either party to a contract has performed, the Group presents the contract in the consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.
A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.
If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. The Group’s contract liabilities primarily result from the multiple performance obligations identified in the vehicle sales contract, which are recorded as deferred revenue and recognized as revenue based on the consumption of the services or the delivery of the goods.

Vehicle sales
The Group generates revenue from sales of electric vehicles, together with a number of embedded products and services through a contract. There are multiple distinct performance obligations explicitly stated in a sales contract including sales of vehicle, free battery charging within 3 to 6 years, extended lifetime warranty, option between household charging pile and charging card, vehicle internet connection services, services of lifetime free battery charging in XPeng-branded supercharging stations and lifetime warranty of battery, which are defined by the Group’s sales policy and accounted for in accordance with ASC 606. The standard warranty provided by the Group is accounted for in accordance with ASC 460, Guarantees, and the estimated costs are recorded as a liability when the Group transfers the control of vehicle to a customer.
Car buyers in the PRC were entitled to government subsidies when they purchase electric vehicles before December 31, 2022. For efficiency purpose and better customer service, the Group or Zhengzhou Haima Automobile Co., Ltd. (“
Haima Auto
”), which collaborated with the Group for manufacturing of G3 from 2018 to 2021, applies for and collect such government subsidies on behalf of the customers. Accordingly, customers only pay the amount after deducting government subsidies. The Group determined that the government subsidies should be considered as part of the transaction price because the subsidy is granted to the buyer of the electric vehicle and the buyer remains liable for such amount in the event the subsidies were not received by the Group due to the buyer’s fault such as refusal or delay of providing the relevant application information. The new energy vehicle subsidies policy had expired since January 1, 2023.
In the instance that some eligible customers select to pay by installments for vehicles or batteries under an auto financing program provided to the customers by the Group, such arrangement contains a significant financing component and as a result, the transaction price is adjusted to reflect the impact of time value of the transaction price using an applicable discount rate (i.e. the interest rates of the loan reflecting the credit risk of the borrower). The Group allocates the financing amount to all performance obligations proportionately based on their relative selling prices, as conditions prescribed under ASC
606-10-32-37
are not met.
Receivables related to the vehicle and battery installment payments are recognized as installment payment receivables. The difference between the gross receivable and the respective present value is recorded as unrealized finance income. Interest income resulting from arrangements with a significant financing component is presented as other sales.
The overall contract price of electric vehicle and related products/services is allocated to each distinct performance obligation based on the relative estimated standalone selling price. The revenue for sales of the vehicle and household charging pile is recognized at a point in time, when the control of the vehicle is transferred to the customer and the charging pile is installed at customer’s designated location.
For vehicle internet connection service, the Group recognizes the revenue using a straight-line method. For the extended lifetime warranty and lifetime battery warranty, we recognize revenue over time based on a cost-to-cost method. For the free battery charging within 3 to 6 years and charging card to be consumed to exchange for charging services, the Group considers that a measure of progress based on usage best reflects the performance, as it is typically a promise to deliver the underlying service rather than a promise to stand ready. For the services of lifetime free battery charging in XPeng-branded supercharging stations, the Group recognizes the revenue over time based on a straight-line method during the expected useful life of the vehicle.
Initial refundable deposits for intention orders and
non-refundable
deposits for vehicle reservations received from customers prior to vehicle purchase agreements are signed are recognized as refundable deposits from customers (accruals and other liabilities) and advances from customers (accruals and other liabilities). When vehicle purchase agreements are signed, if the consideration for the vehicle and all embedded services must be paid in advance, which means the payments received are prior to the transfer of goods or services by the Group, the Group records a contract liability (deferred revenue) for the allocated amount relating to those unperformed obligations. At the same time, advances from customers are classified as a contract liability (deferred revenue) as part of the consideration.
XPILOT, the Group’s intelligent driving system, provides assisted driving and parking functions tailored for different driving behaviors and road conditions in China. A customer can subscribe for XPILOT by either making a lump sum payment or paying annual installments over a three-year period, or purchasing a vehicle equipped with XPILOT. Revenue related to XPILOT is recognized at a point in time when intelligent driving functionality of XPILOT is delivered and transferred to the customers.
Other services
Other services included services embedded in a sales contract, supercharging service, maintenance service, technical support services, technical research and development services and second-hand vehicle sales service. These services are recognized either over time or point in time, as appropriate, under ASC 606.
The Group licenses a car manufacturer with rights to use its in-house developed platform and technology, and provides technical research and development services to integrate the Group’s technology into the car manufacturer’s vehicles and platforms.
Before the start of production of the car manufacturer’s vehicles (“SOP”), the Group provides technical research and development (“R&D”) services, provides license of its owned intellectual property, or transfers its know-how pack to the car manufacturer. The Group concludes that the licensing and know-how pack transfers are bundled with technical R&D services as one single performance obligation, since the customer cannot benefit from the licenses and know-how pack either on its own or together with other resources that are readily available to itself.
The licensing involved in the post-SOP phase primarily represents the right to enable the car manufacturer’s vehicles produced and sold with the technology and software developed based on the Group’s owned intellectual property. Other promises identified in the post-SOP phase are immaterial in the context of the contract.
For those contracts with sales-based royalties, the sales-based royalty revenue is recognized when the car manufacturer’s subsequent sales occur.

For contracts pursuant to which the Group creates an asset with no alternate use to the Group and has an enforceable right to payment from the car manufacturer for performance completed to date, licenses and technical R&D services revenue is recognized over a period of the contract based on the progress towards completion of the performance obligation using input method, which is measured by reference to the contract costs incurred for the work performed up to the end of the reporting period as a percentage of the total estimated costs to complete the contract. Contract costs contains labor cost, material cost and other direct costs.
Fees entitled by the Group upon or post SOP of the car manufacturer’s vehicles are considered as variable consideration as there are binary outcomes regarding the fee entitlement. The Group estimates the amount of variable consideration using the most likely amount method and includes the estimated amount in the transaction price to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. No amount of variable consideration is included in the transaction price in the current reporting period after considering the facts and uncertainties as of the period end. The Group will update its estimate at each reporting date until the uncertainty is resolved.

Practical expedients and exemptions
The Group follows the guidance on immaterial promises when identifying performance obligations in the vehicle sales contracts and concludes that lifetime roadside assistance, traffic ticket inquiry service, courtesy car service, on-site
troubleshooting, parts replacement service, extended warranty of 10 years or 200,000 kilometers, basic maintenance service of 6 times in 4 years and others, are not performance obligations considering these services are value-added services to enhance customer experience rather than critical items for vehicle driving and forecasted that usage of these services will be very limited. The Group also performs an estimation on the standalone fair value of each promise applying a cost plus margin approach and concludes that the standalone fair value of foresaid services are insignificant individually and in aggregate, representing less than 1% of vehicle gross selling price and aggregate fair value of each individual promise.
Considering the qualitative assessment and the result of the quantitative estimate, the Group concluded not to assess whether promises are performance obligation if they are immaterial in the context of the contract and the relative standalone fair value individually and in aggregate is less than 1% of the contract price, namely the lifetime roadside assistance, traffic ticket inquiry service, courtesy car service, on-site
troubleshooting and parts replacement service and others. Related costs are then accrued instead.
Customer Upgrade Program
In the third quarter of 2019, due to the upgrade of the G3 vehicle from the 2019 version (“
G3 2019
”) to its 2020 version (“
G3 2020
”), the Group voluntarily offered all owners of G3 2019 the options to either receive loyalty points, valid for 5 years from the grant date, which can be redeemed for goods or services, or obtain an enhanced trade-in
right contingent on a future purchase starting from the 34th month of the original purchase date but only if they purchase a new vehicle from the Group. The owners of G3 2019 had to choose one out of the two options within 30 days after receiving the notice. Anyone who did not make the choice before the date was deemed to forgo the rights to the options. At the time the offers were made, the Group still had unfulfilled performance obligations for services to the owners of G3 2019 associated with their original purchase. The Group considered this offering is to improve the satisfaction of the owners of G3 2019 but not the result of any defects or resolving past claims regarding the G3 2019.
As both options provide a material right (a significant discount on future goods or services) for no consideration to existing customers with unfulfilled performance obligations, the Group considers this arrangement to be a modification of the existing contracts with customers. Further, as the customers did not pay for these additional rights, the contract modification is accounted for as a termination of the original contract and commencement of a new contract, which will be accounted for prospectively. The material right from the loyalty points or the trade-in
right shall be considered in the reallocation of the remaining consideration from the original contracts among the promised goods or services not yet transferred at the time of the contract modification. This reallocation is based on the relative standalone selling prices of these goods and services.
For the material right attached with loyalty points, the Group estimated the probability of points redemption when determining the standalone selling price. Due to the fact that most merchandises can be redeemed without requiring a significant amount of points, as compared with the amount of points granted to the customers, the Group believes it is reasonable to assume all points will be redeemed and no forfeiture is estimated currently. The amount allocated to the points as a separate performance obligation is recorded as a contract liability (deferred revenue) and revenue will be recognized when future goods or services are transferred. The Group will continue to monitor forfeiture rate data and will apply and update the estimated forfeiture rate at each reporting period.
According to the terms of the
trade-in
program, owners of G3 2019 who elected the
trade-in
right have the option to trade in their G3 2019 at a fixed predetermined percentage of its original G3 2019 purchase price (the
“guaranteed
trade-in
value
”) starting from the 34th month of the original purchase date but only if they purchase a new vehicle from the Group. Such trade-in
right is valid for 120 days. That is, if the owner of a G3 2019 does not purchase a new vehicle within that
120-day
period, the
trade-in
right expires. The guaranteed
trade-in
value will be deducted from the retail selling price of the new vehicle purchase. The customer cannot exercise the trade-in
right on a standalone basis solely as a function of their original purchase of the G3 2019 and this program, and therefore, the Group does not believe the substance of the program is a repurchase feature that provides the customer with a unilateral right of return. Rather, the trade-in
right and purchase of a new vehicle are linked as part of a single transaction to provide a loyalty discount to existing customers. The Group believes the guaranteed trade-in
value will be greater than the expected market value of the G3 2019 at the time the trade-in
rights become exercisable, and therefore, the excess value is essentially a sales discount granted on the new vehicle purchase. The Group estimated the potential forfeiture rate based on the market expectation of the possibility of future buying and applied the forfeiture rate when determining the standalone selling price at the date of contract modification. The amount allocated to the trade-in
right as a separate performance obligation is recorded as a contract liability (deferred revenue) and revenue will be recognized when the trade-in
right is exercised and a new vehicle is purchased. As of December 31, 2022, the trade-in
program has been closed. If the owners of G3 2019, who elected the trade-in
right, did not sign the
trade-in
contracts or reach an additional agreement with the Group in 2022, the trade-in
right will be expired.

Cost of sales
(t) Cost of sales
Vehicle
Cost of vehicle revenue includes direct parts, materials, labor costs and manufacturing overheads (including depreciation and amortization of assets associated with the production) and reserves for estimated warranty expenses. Cost of vehicle revenue also includes charges to write-down the carrying value of the inventories when it exceeds its estimated net realizable value and to provide for on-hand
inventories that are either obsolete or in excess of forecasted demand, losses on purchase commitments relating to inventory, and impairment charge of property, plant and equipment.

Services and others
Cost of services and others revenue generally includes cost of direct parts, materials, labor costs, installment costs, costs associated with providing non-warranty
after-sales services and depreciation of associated assets used for providing the services.

Research and development expenses
(u) Research and development expenses
All costs associated with research and development (“R&D”) are expensed as incurred. R&D expenses consist primarily of employee compensation for those employees engaged in R&D activities, design and development expenses with new technology, materials and supplies and other R&D related expenses. For the years ended December 31, 2022, 2023 and 2024, R&D expenses were RMB5,214,836
,
RMB5,276,574 and RMB6,456,734, respectively.

Selling, general and administrative expenses
(v) Selling, general and administrative expenses
Sales and marketing expenses consist primarily of employee compensation and marketing, promotional and advertising expenses. Advertising expenses consist primarily of costs for the promotion of corporate image and product marketing. For the years ended December 31, 2022, 2023 and 2024, advertising costs were RMB577,569, RMB413,832 and RMB664,412, respectively, and total sales and marketing expenses were RMB5,028,958, RMB5,013,734 and RMB5,531,599, respectively.
General and administrative expenses consist primarily of employee compensation for employees involved in general corporate functions and those not specifically dedicated to R&D activities, depreciation and amortization expenses, legal, and other professional services fees, lease and other general corporate related expenses. For the years ended December 31, 2022, 2023 and 2024, general and administrative expenses were RMB1,659,288, RMB1,545,208 and RMB1,339,045, respectively.

Employee benefits
(w) Employee benefits
Full-time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, work-related injury benefits, maternity insurance, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIEs of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made. There are no forfeited contribution that may be used by the Group as the employer to reduce the existing level of contributions. Total amounts of such employee benefit expenses, which were expensed as incurred, were approximately RMB766,915, RMB750,002 and RMB832,956 for the years ended December 31, 2022, 2023 and 2024, respectively.

Government grants
(x) Government grants
Government grants relating to interest expense already capitalized are accounted for as a reduction in such a capitalized amount with the subsidy benefit reflected over the related asset useful life through reduced depreciation expense. Government grants relating to interest expense (not capitalized) are initially recognized as other non-current
liabilities if the amount is received in advance (of the incurrence of interest expense). Such amounts would then reduce related interest expense when incurred.
Government grants relating to the purchase or construction of property, plant and equipment and intangible assets are accounted for as a reduction in such a capitalized amount with the subsidy benefit reflected over the useful life of related asset through reduced depreciation expenses.
Government grants requiring the performance of certain other business related activities or other required conditions are deferred and recognized in profit or loss when all applicable conditions have been met.
Nonrefundable grants received without further performance or conditions are recognized immediately as other income upon receipt.

Other income, net
(y) Other income, net
For the years ended December 31, 2022, 2023 and 2024, other income, net mainly represents government grants that are recognized upon receipt recognized in profit or loss of RMB109,168, RMB465,588 and RMB589,227, respectively, as further performance by the Group is not required.

Income taxes
(z) Income taxes
Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.
Uncertain tax positions
The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its consolidated statements of comprehensive loss. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2022, 2023 and 2024. As of December 31, 2023 and 2024, the Group did not have any significant unrecognized uncertain tax positions.

Share-based compensation
(aa) Share-based compensation
The Group grants restricted share units (“RSUs”), restricted shares and share options (collectively, “Share-based Awards”) to eligible employees and accounts for share-based compensation in accordance with ASC 718, Compensation—Stock Compensation. Share-based Awards are measured at the grant date fair value of the awards and recognized as expenses using the graded vesting method or straight-line method, net of estimated forfeitures, if any, over the requisite service period. For awards with performance conditions, the Company would recognize compensation cost if and when it concludes that it is probable that the performance condition will be achieved.
The fair value of the RSUs granted prior to the completion of the IPO was assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment requires complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made.
The fair value of the RSUs granted subsequent to the completion of the IPO is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.
The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive Share-based Awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

Statutory and other reserves
(ab) Statutory and other reserves
The Group’s subsidiaries and the VIEs established in the PRC are required to make appropriations to certain non-distributable
reserve funds.
In accordance with the laws applicable to PRC’s Foreign Investment Enterprises, the Group’s subsidiaries registered as wholly owned foreign enterprises have to make appropriations from its after-tax
profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”) to reserve funds including general reserve fund, the enterprise expansion fund
and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the enterprise expansion fund and

the staff bonus and welfare fund is at the company’s discretion.
In addition, in accordance with the Company Laws of the PRC, the VIEs of the Company registered as PRC domestic companies must make appropriations from its after-tax
profit as determined under the PRC GAAP to
non-distributable
reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax
profits as determined under the PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.
The use of the general reserve
fund, the enterprise expansion

fund, statutory surplus fund and discretionary surplus fund is restricted to the offsetting of losses or increasing capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. No reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.
In accordance with PRC law, manufacturing enterprises have to make appropriations for the safety production reserve, pursuant to the policies promulgated by the Ministry of Finance and the Ministry of Emergency Management of the State.

For the years ended December 31, 2022, 2023 and 2024, appropriations to the general reserve fund and the statutory surplus fund amounted to RMB378, RMB53,610 and RMB34,984, respectively.

Comprehensive loss
(ac) Comprehensive loss
The Group applies ASC 220, Comprehensive Income, with respect to reporting and presentation of comprehensive loss and its components in a full set of financial statements. Comprehensive loss is defined to include all changes in equity of the Group during a period arising from transactions and other events and circumstances except those resulting from investments by shareholders and distributions to shareholders. For the years presented, the Group’s comprehensive loss includes net loss and other comprehensive income or loss, which primarily consists of the foreign currency translation adjustment that has been excluded from the determination of net loss.

Leases
(ad) Leases
In February 2016, the FASB issued ASC 842, Leases, to require lessees to recognize all leases, with certain exceptions, on the balance sheets,while recognition on the statement of operations will remain similar to lease accounting under ASC 840. Subsequently, the FASB issued ASU
No. 2018-10,
Codification Improvements to Topic 842, Leases, ASU
No. 2018-11,
Targeted Improvements, ASU
No. 2018-20,
Narrow-Scope Improvements for Lessors, and ASU
2019-01,
Codification Improvements, to clarify and amend the guidance in ASU
No. 2016-02.
ASC 842 eliminates real estate-specific provisions and modifies certain aspects of lessor accounting.
(a) As a lessee
The Group early adopted the ASUs as of January 1, 2018 using the cumulative effect adjustment approach. Upon adoption, the Group elected the package of practical expedients permitted under the transition guidance within the new standard, which allowed the Group to carry forward the historical determination of contracts as leases, lease classification and not reassess initial direct costs for historical lease arrangements. In addition, the Group also elected the practical expedient to apply consistently to all of the Group’s leases to use hindsight in determining the lease term (that is, when considering lessee options to extend or terminate the lease and to purchase the underlying asset) and in assessing impairment of the Group’s right-of-use
assets.
The Group recognized lease assets and lease liabilities related to substantially all of the Group’s lease arrangements in the consolidated balance sheets. Operating lease assets are included within “Land use rights, net” and
“Right-of-use
assets, net”, and the corresponding operating lease liabilities are included within “Operating lease liabilities, current portion” for the current portion, and within “Operating lease liabilities” for the long-term portion on the consolidated balance sheets as of December 31, 2023 and 2024. Finance lease assets are included within “Property, plant and equipment, net” and the corresponding finance lease liabilities are included within “Finance lease liabilities, current portion” for the current portion, and within “Finance lease liabilities” for the long-term portion on the consolidated balance sheets as of December 31, 2023 and 2024.
The Group has lease agreements with lease and
non-lease
components, and has elected to utilize the practical expedient to account for the non-lease
components together with the associated lease component as a single combined lease component.
The Group has elected not to present short-term leases on the consolidated balance sheets as these leases have a lease term of 12 months or less at commencement date of the lease and do not include options to purchase or renew that the Group is reasonably certain to exercise. The Group recognizes lease expenses for such short-term lease generally on a straight-line basis over the lease term. All other lease assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. Because most of the Group’s leases do not provide an implicit rate of return, the Group uses the Group’s incremental borrowing rate based on the information available at adoption date or lease commencement date in determining the present value of lease payments. The incremental borrowing rate is a hypothetical rate based on the Group’s understanding of what its credit rating would be to borrow and resulting interest the Group would pay to borrow an amount equal to the lease payments in a similar economic environment over the lease term on a collateralized basis.
(b) As a lessor
The Group provides vehicle leasing services to customers under operating lease. The Group recognizes the lease payments as vehicle leasing income in profit or loss over the lease term on a straight-line basis.
The vehicle leasing income was immaterial for the years ended December 31, 2022, 2023 and 2024, respectively.
The Group classifies a lease as a sales-type when the lease meets one of the following criteria at lease commencement:
i. The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.
ii. The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.
iii. The lease term is for the major part of the remaining economic life of the underlying asset.
iv. The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.
v. The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.
For a sales-type lease, when collectability is probable at lease commencement, the Group derecognizes the underlying asset, recognizes the net investment in the lease which is the sum of the lease receivable and the unguaranteed residual asset and recognizes in net income any selling profit or loss based on the business model. The net investment in the lease is presented as “Financial lease receivables, net”, which is included within “Other current assets” for the current portion, and within “Other non-current
assets” for the long-term portion on the consolidated balance sheets as of December 31,2023 and 2024. Finance lease receivables are carried at amortized cost comprising of original financing lease, net of unearned income. Interest income is recognized in financing income over the lease term using the interest method.
The Group provides
15-year
lease of factories under sales-type lease. As of December 31, 2023 and 2024, total finance lease receivables
is RMB240,023 and RMB231,621.

Accounts and notes payable	(ae) Accounts and notes payable Accounts and notes payable represent the amount due to the suppliers by the Group for the purchase of raw materials. The Group normally receives credit terms of 0 days to 180 days from its suppliers. Accounts payable were RMB13,491,144 and RMB15,181,585 as of December 31, 2023 and 2024, respectively. Notes payable, which were pledged by bank deposits (note 2(h)), were RMB8,719,287 and RMB7,898,896 as of December 31, 2023 and 2024, respectively.
Dividends	(af) Dividends Dividends are recognized when declared. No dividend was declared for the years ended December 31, 2022, 2023 and 2024, respectively.
Earnings (losses) per share
(ag) Earnings (losses) per share
Basic earnings (losses) per share is computed by dividing net income (loss) attributable to holders of ordinary shares, by the weighted average number of ordinary shares outstanding during the period using the two-class
method. Under the
two-class
method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings (losses) per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of unvested RSUs and contingently issuable shares relating to the contingent consideration. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting
(ah) Segment reporting
ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.
Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated revenue and gross profit when making decisions about allocating resources and assessing performance of the Group. As a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for internal reporting. As the Group’s long-lived assets are substantially located in the PRC and the revenue is mainly generated in the PRC, no segment geographical information is presented.
For the operating results of segment provided to and reviewed by CODM, please refer to the consolidated statements of comprehensive loss.